Unaudited Condensed Consolidated Statements of Profit or Loss (Parenthetical) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement1 [Line Items]
Research and development expenses from related parties	¥ 29,982	¥ 40,696
Impairment loss on receivables and contract assets from related parties	933	750
Products [Member]
Statement1 [Line Items]
Revenue from related parties	92	2,620
Cost of goods from related parties	7,257	6,104
Services [Member]
Statement1 [Line Items]
Revenue from related parties	8,165	13,138
Cost of goods from related parties	¥ 2,397	¥ 0